Accounts Receivable	6 Months Ended
Apr. 30, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable, net consists of the following:

	April 30, 2024	October 31, 2023
Accounts receivable	$42,140	$41,697
Allowance for doubtful accounts	(42,140)	(41,697)
Total, net	-	-

	April 30,	October 31,
	2024	2023
Accounts receivable-related franchisees	$1,767,120	$513,914
Allowance for doubtful accounts	(559,368)	(355,717)
Total, net	$1,207,752	$158,197

The following is a summary of the activity in the allowance for doubtful accounts:

	April 30, 2024	October 31, 2023
Balance at beginning of period	$397,414	$145,664
Provision	248,585	261,301
Effect of translation adjustment	(80,830)	(9,551)
Balance at end	$565,169	$397,414

Bad debt expense (recoveries) was $248,585 and $25,528 for the six months ended April 30, 2024 and 2023, respectively.